Cover Page	May 02, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 02, 2024
Entity Registrant Name	Peloton Interactive, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39058
Entity Tax Identification Number	47-3533761
Entity Address, Address Line One	441 Ninth Avenue, Sixth Floor
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10001
City Area Code	929
Local Phone Number	567-0006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.000025 par value per share
Trading Symbol	PTON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001639825
Amendment Flag	false